N-4	Oct. 10, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 10, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds, which are available ONLY for Contracts issued on or after November 1, 2023, and ONLY with the Future Income Generator (Single or Joint):

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class II; American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management CompanySM	0.77% [1]	-7.37%	3.83%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management CompanySM	0.92%[1]	-17.57%	3.83%	5.12%
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management CompanySM	1.00%[1]	-14.73%	3.13%	5.12%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management CompanySM	0.91%[1]	-24.92%	6.80%	9.92%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4; Capital Research and Management CompanySM	1.16%[1]	-29.69%	2.54%	6.58%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management CompanySM	0.84%	-30.11%	10.86%	13.38%
Provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management CompanySM	0.78%	-16.70%	7.56%	11.28%
Provide long-term growth of capital.	American Funds IS International Fund Class 4; Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management CompanySM	1.05%	-15.52%	0.35%	3.37%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management CompanySM	1.07%[1]	-22.25%	2.07%	4.02%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management CompanySM	0.71%[1]	-12.75%	0.51%	1.12%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management CompanySM	0.74%[1]	-11.19%	0.37%	0.70%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management CompanySM	0.75%[1]	-8.69%	6.84%	11.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	-14.82%	4.77%	N/A
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio – Class II; Legg Mason Partners Fund Advisor, LLC	1.07%	-26.59%	1.64%	8.22%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.85%	-26.49%	8.39%	11.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Co. LLC	0.34%	1.36%	1.02%	0.58%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.92%	-11.52%	1.09%	2.20%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.30%[1]	-17.05%	3.13%	4.55%
Seeks to maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.20%[1]	-7.52%	3.50%	3.90%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.90%	-10.57%	10.04%	11.86%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II; Invesco Advisers, Inc.	1.25%[1]	-27.17%	-0.01%	3.99%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	-13.90%	0.25%	1.10%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord, Abbett & Co., LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks long-term growth of capital and income generation.	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio Class S; Neuberger Berman Investment Advisers LLC	1.06%[1]	-11.28%	4.01%	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	-12.40%	0.79%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, LP)	0.65%	-18.62%	-0.37%	1.72%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%	-10.49%	10.50%	12.53%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	1.07%	-25.27%	-2.33%	1.23%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.28%	-18.31%	9.12%	12.24%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	-18.08%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.91%	-1.54%	3.11%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.95%	-33.80%	9.30%	12.83%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.78%	-31.21%	9.58%	12.81%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.73%	-11.87%	1.98%	0.91%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.63%	-12.98%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.96%	-21.54%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.99%[1]	-15.19%	4.01%	5.67%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%	-17.09%	-0.88%	5.67%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	-1.26%	1.81%	3.80%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	-37.90%	6.86%	11.47%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.84%	-6.63%	7.74%	10.32%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management, Inc.)	0.68%	-20.61%	7.09%	10.78%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.63%	-14.02%	-0.14%	0.95%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC.)	0.69%[1]	-17.26%	6.03%	11.02%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Delaware Investments Fund Advisers)	0.91%[1]	-30.72%	10.97%	11.99%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.93%	-7.26%	6.60%	10.04%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-16.69%	4.68%	7.31%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	-16.88%	3.43%	6.31%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.96%	-17.51%	3.77%	7.00%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.63%[1]	-4.58%	0.76%	0.81%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.91%[1]	-12.92%	4.62%	8.47%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	-20.86%	3.52%	8.43%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (AllianceBernstein L.P)	0.99%	-16.81%	3.67%	8.48%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.87%[1]	-0.53%	4.24%	9.00%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.89%	-4.07%	6.72%	N/A
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.57%	-11.87%	3.12%	3.15%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.95%	-7.64%	1.93%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.77%[1]	-4.95%	-2.32%	-0.78%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] If you do not purchase the Future Income Generator (Single and Joint) on or after November 1,2023, the Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.

Prospectuses Available [Text Block]

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds, which are available ONLY for Contracts issued on or after November 1, 2023, and ONLY with the Future Income Generator (Single or Joint):

Portfolio Companies [Table Text Block]

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds, which are available ONLY for Contracts issued on or after November 1, 2023, and ONLY with the Future Income Generator (Single or Joint):

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class II; American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management CompanySM	0.77% [1]	-7.37%	3.83%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management CompanySM	0.92%[1]	-17.57%	3.83%	5.12%
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management CompanySM	1.00%[1]	-14.73%	3.13%	5.12%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management CompanySM	0.91%[1]	-24.92%	6.80%	9.92%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4; Capital Research and Management CompanySM	1.16%[1]	-29.69%	2.54%	6.58%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management CompanySM	0.84%	-30.11%	10.86%	13.38%
Provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management CompanySM	0.78%	-16.70%	7.56%	11.28%
Provide long-term growth of capital.	American Funds IS International Fund Class 4; Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management CompanySM	1.05%	-15.52%	0.35%	3.37%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management CompanySM	1.07%[1]	-22.25%	2.07%	4.02%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management CompanySM	0.71%[1]	-12.75%	0.51%	1.12%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management CompanySM	0.74%[1]	-11.19%	0.37%	0.70%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management CompanySM	0.75%[1]	-8.69%	6.84%	11.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	-14.82%	4.77%	N/A
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio – Class II; Legg Mason Partners Fund Advisor, LLC	1.07%	-26.59%	1.64%	8.22%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.85%	-26.49%	8.39%	11.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Co. LLC	0.34%	1.36%	1.02%	0.58%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.92%	-11.52%	1.09%	2.20%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.30%[1]	-17.05%	3.13%	4.55%
Seeks to maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.20%[1]	-7.52%	3.50%	3.90%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.90%	-10.57%	10.04%	11.86%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II; Invesco Advisers, Inc.	1.25%[1]	-27.17%	-0.01%	3.99%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	-13.90%	0.25%	1.10%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord, Abbett & Co., LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks long-term growth of capital and income generation.	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio Class S; Neuberger Berman Investment Advisers LLC	1.06%[1]	-11.28%	4.01%	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	-12.40%	0.79%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, LP)	0.65%	-18.62%	-0.37%	1.72%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%	-10.49%	10.50%	12.53%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	1.07%	-25.27%	-2.33%	1.23%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.28%	-18.31%	9.12%	12.24%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	-18.08%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.91%	-1.54%	3.11%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.95%	-33.80%	9.30%	12.83%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.78%	-31.21%	9.58%	12.81%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.73%	-11.87%	1.98%	0.91%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.63%	-12.98%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.96%	-21.54%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.99%[1]	-15.19%	4.01%	5.67%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%	-17.09%	-0.88%	5.67%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	-1.26%	1.81%	3.80%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	-37.90%	6.86%	11.47%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.84%	-6.63%	7.74%	10.32%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management, Inc.)	0.68%	-20.61%	7.09%	10.78%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.63%	-14.02%	-0.14%	0.95%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC.)	0.69%[1]	-17.26%	6.03%	11.02%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Delaware Investments Fund Advisers)	0.91%[1]	-30.72%	10.97%	11.99%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.93%	-7.26%	6.60%	10.04%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-16.69%	4.68%	7.31%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	-16.88%	3.43%	6.31%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.96%	-17.51%	3.77%	7.00%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.63%[1]	-4.58%	0.76%	0.81%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.91%[1]	-12.92%	4.62%	8.47%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	-20.86%	3.52%	8.43%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (AllianceBernstein L.P)	0.99%	-16.81%	3.67%	8.48%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.87%[1]	-0.53%	4.24%	9.00%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.89%	-4.07%	6.72%	N/A
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.57%	-11.87%	3.12%	3.15%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.95%	-7.64%	1.93%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.77%[1]	-4.95%	-2.32%	-0.78%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] If you do not purchase the Future Income Generator (Single and Joint) on or after November 1,2023, the Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
American Century VP Mid Cap Value Fund Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value Fund Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
American Funds IS Capital Income Builder® Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.77%	[1]
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
American Funds IS Capital World Bond Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
American Funds IS Capital World Growth and Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Capital World Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.92%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	5.12%
American Funds IS Global Balanced Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Global Balanced Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.00%	[1]
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	5.12%
American Funds IS Global Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.91%	[1]
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
American Funds IS Global Small Capitalization Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.16%	[1]
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
American Funds IS Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
American Funds IS Growth-Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
American Funds IS International Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS International Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
American Funds IS International Growth and Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
American Funds IS New World Fund® Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.07%	[1]
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
American Funds IS The Bond Fund of America Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.71%	[1]
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
American Funds IS U.S. Government Securities Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.74%	[1]
Average Annual Total Returns, 1 Year [Percent]	(11.19%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
American Funds IS Washington Mutual Investors Fund Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%	[1]
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%	[1]
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
ClearBridge Variable Aggressive Growth Portfolio – Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio – Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.59%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Fidelity® VIP Contrafund® Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Fidelity® VIP Government Money Market Portfolio Service Class2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class[2]	[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co. LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Fidelity® VIP Strategic Income Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
First Trust Dorsey Wright Tactical Core Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.30%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.55%
First Trust Multi Income Allocation Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.20%	[1]
Average Annual Total Returns, 1 Year [Percent]	(7.52%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Franklin Income VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Franklin Mutual Global Discovery VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Franklin Rising Dividends VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Invesco Oppenheimer V.I. International Growth Fund Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%	[1]
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Invesco V.I. Equity and Income Fund Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Invesco V.I. Global Fund Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Janus Henderson Flexible Bond Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%	[1]
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Lord Abbett Total Return Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co., LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%	[1]
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
PIMCO All Asset Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
PIMCO Income Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.64%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Pacific Select Fund Core Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Core Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	0.79%
Pacific Select Fund Diversified Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Loomis Sayles & Company, LP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(18.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.49%)
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Pacific Select Fund ESG Diversified Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.79%	[1]
Average Annual Total Returns, 1 Year [Percent]	(18.08%)
Pacific Select Fund Emerging Markets Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(25.27%)
Average Annual Total Returns, 5 Years [Percent]	(2.33%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
Pacific Select Fund Equity Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Pacific Select Fund Floating Rate Income Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(1.54%)
Average Annual Total Returns, 5 Years [Percent]	3.11%
Pacific Select Fund Focused Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Focused Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Pacific Select Fund Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(31.21%)
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	12.81%
Pacific Select Fund Inflation Managed Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	0.91%
Pacific Select Fund Intermediate Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Pacific Select Fund International Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(21.54%)
Pacific Select Fund International Large-Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.99%	[1]
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	5.67%
Pacific Select Fund International Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(1.26%)
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Pacific Select Fund Large-Cap Core Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(20.61%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Pacific Select Fund Large-Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.87%	[1]
Average Annual Total Returns, 1 Year [Percent]	(37.90%)
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Pacific Select Fund Large-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(6.63%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Pacific Select Fund Managed Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Managed Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(14.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
Pacific Select Fund Mid-Cap Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Blackrock Investment Management, LLC.
Current Expenses [Percent]	0.69%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.26%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Pacific Select Fund Mid-Cap Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.91%	[1]
Average Annual Total Returns, 1 Year [Percent]	(30.72%)
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Pacific Select Fund Mid-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(7.26%)
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[1]
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.51%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Pacific Select Fund Portfolio Optimization Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.88%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Pacific Select Fund Short Duration Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.63%	[1]
Average Annual Total Returns, 1 Year [Percent]	(4.58%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Pacific Select Fund Small-Cap Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC
Current Expenses [Percent]	0.91%	[1]
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Pacific Select Fund Small-Cap Index Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Pacific Select Fund Small-Cap Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.81%)
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Pacific Select Fund Value Advantage Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Advantage Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(4.07%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Pacific Select Fund Value Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.87%	[1]
Average Annual Total Returns, 1 Year [Percent]	(0.53%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Templeton Global Bond VIP Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%	[1]
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[2]	If you do not purchase the Future Income Generator (Single and Joint) on or after November 1,2023, the Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.